PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Total Liability for Environmental Rehabilitation

principally on legal and regulatory requirements. The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2011	December 31, 2010	June 30, 2010
Asset retirement obligations
Opening balance	324.4	275.7	236.9
Addition to liabilities	18.7	12.3	11.9
Liabilities settled	(1.7)	(2.1)	(4.3)
Accretion of liability	24.9	10.9	19.3
Foreign currency translation adjustment	(29.4)	27.6	11.9

Balance at close	336.9	324.4	275.7